UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

FORM N-Q

MARCH 31, 2014

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited)	March 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 14.8%
Media - 12.1%
DISH Network Corp., Class A Shares	138,721	$8,629,833	*
SES	75,815	2,830,762	(a)
Time Warner Cable Inc.	44,303	6,077,486
Time Warner Inc.	91,221	5,959,468
Twenty-First Century Fox Inc., Class B Shares	180,973	5,631,880

Total Media		29,129,429

Multiline Retail - 0.9%
Target Corp.	35,134	2,125,958

Specialty Retail - 1.8%
Home Depot Inc.	55,840	4,418,619

TOTAL CONSUMER DISCRETIONARY		35,674,006

CONSUMER STAPLES - 10.8%
Beverages - 1.2%
Anheuser-Busch InBev NV, ADR	28,283	2,978,200

Food & Staples Retailing - 3.6%
CVS Caremark Corp.	115,424	8,640,641

Household Products - 1.7%
Kimberly-Clark Corp.	37,533	4,138,013

Tobacco - 4.3%
Altria Group Inc.	44,741	1,674,656
Lorillard Inc.	50,348	2,722,820
Philip Morris International Inc.	71,543	5,857,225

Total Tobacco		10,254,701

TOTAL CONSUMER STAPLES		26,011,555

ENERGY - 9.1%
Energy Equipment & Services - 2.2%
Halliburton Co.	90,984	5,358,048

Oil, Gas & Consumable Fuels - 6.9%
Chevron Corp.	50,251	5,975,346
Exxon Mobil Corp.	52,953	5,172,449
Royal Dutch Shell PLC, ADR, Class A Shares	41,100	3,002,766
Suncor Energy Inc.	71,863	2,512,331

Total Oil, Gas & Consumable Fuels		16,662,892

TOTAL ENERGY		22,020,940

FINANCIALS - 26.7%
Banks - 12.2%
Citigroup Inc.	59,312	2,823,251
JPMorgan Chase & Co.	156,516	9,502,087
U.S. Bancorp	167,300	7,170,478
Wells Fargo & Co.	201,077	10,001,570

Total Banks		29,497,386

Capital Markets - 3.1%
Bank of New York Mellon Corp.	79,592	2,808,801
State Street Corp.	67,105	4,667,153

Total Capital Markets		7,475,954

Consumer Finance - 3.8%
American Express Co.	66,264	5,965,748
Capital One Financial Corp.	41,937	3,235,859

Total Consumer Finance		9,201,607

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY	SHARES	VALUE
Insurance - 6.3%
Loews Corp.	59,650	$2,627,583
Marsh & McLennan Cos. Inc.	75,671	3,730,580
MetLife Inc.	62,385	3,293,928
Progressive Corp.	59,615	1,443,875
Travelers Cos. Inc.	49,939	4,249,809

Total Insurance		15,345,775

Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	37,346	3,057,517

TOTAL FINANCIALS		64,578,239

HEALTH CARE - 9.4%
Health Care Providers & Services - 1.7%
WellPoint Inc.	40,129	3,994,842

Pharmaceuticals - 7.7%
Johnson & Johnson	46,185	4,536,753
Merck & Co. Inc.	92,325	5,241,290
Novartis AG, ADR	32,660	2,776,753
Pfizer Inc.	92,419	2,968,498
Teva Pharmaceutical Industries Ltd., ADR	59,081	3,121,840

Total Pharmaceuticals		18,645,134

TOTAL HEALTH CARE		22,639,976

INDUSTRIALS - 9.6%
Aerospace & Defense - 2.7%
Honeywell International Inc.	69,703	6,465,650

Industrial Conglomerates - 4.9%
General Electric Co.	255,726	6,620,746
United Technologies Corp.	44,586	5,209,428

Total Industrial Conglomerates		11,830,174

Machinery - 2.0%
Illinois Tool Works Inc.	59,747	4,859,224

TOTAL INDUSTRIALS		23,155,048

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.2%
Motorola Solutions Inc.	45,424	2,920,309

Electronic Equipment, Instruments & Components - 1.9%
TE Connectivity Ltd.	77,859	4,687,890

IT Services - 1.3%
Xerox Corp.	283,019	3,198,115

Software - 2.4%
Microsoft Corp.	88,341	3,621,098
Nuance Communications Inc.	118,900	2,041,513	*

Total Software		5,662,611

Technology Hardware, Storage & Peripherals - 2.4%
EMC Corp.	91,424	2,505,932
International Business Machines Corp.	16,525	3,180,897

Total Technology Hardware, Storage & Peripherals		5,686,829

TOTAL INFORMATION TECHNOLOGY		22,155,754

MATERIALS - 4.0%
Chemicals - 1.2%
Air Products & Chemicals Inc.	24,917	2,966,120

Construction Materials - 1.1%
Martin Marietta Materials Inc.	20,257	2,599,986

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2014

SECURITY			SHARES	VALUE
Containers & Packaging - 1.7%
Crown Holdings Inc.			91,721	$4,103,597	*

TOTAL MATERIALS				9,669,703

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.3%
Verizon Communications Inc.			67,799	3,225,198

Wireless Telecommunication Services - 0.8%
Vodafone Group PLC, Sponsored ADR			53,244	1,959,912

TOTAL TELECOMMUNICATION SERVICES				5,185,110

UTILITIES - 1.7%
Multi-Utilities - 1.7%
Sempra Energy			43,406	4,199,964

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $133,452,681)				235,290,295

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.7%
Interest in $1,750,000,000 joint tri-party repurchase agreement dated 3/31/14 with RBS Securities Inc.; Proceeds at maturity - $6,680,009; (Fully collateralized by various U.S. government obligations, 0.125% to 3.625% due 5/31/14 to 8/15/43; Market value - $6,813,610) (Cost - $6,680,000)	0.050%	4/1/14	$6,680,000	6,680,000

TOTAL INVESTMENTS - 100.1% (Cost - $140,132,681#)				241,970,295
Liabilities in Excess of Other Assets - (0.1)%				(326,466)

TOTAL NET ASSETS - 100.0%				$241,643,829

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$32,843,244	$2,830,762	—	$35,674,006
Other common stocks	199,616,289	—	—	199,616,289

Total long-term investments	$232,459,533	$2,830,762	—	$235,290,295

Short-term investments†	—	6,680,000	—	6,680,000

Total investments	$232,459,533	$9,510,762	—	$241,970,295

†	See Schedule of Investments for additional detailed categorizations.

For the period ended March 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2014, securities valued at $2,830,762 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$104,302,229
Gross unrealized depreciation	(2,464,615)

Net unrealized appreciation	$101,837,614

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At March 31, 2014, the Portfolio did not have any derivative instruments outstanding.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 23, 2014

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 23, 2014